Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets
(7)	Other Assets

Other assets were $10,965,000 and $7,592,000 at December 31, 2012 and 2011, respectively. During 2009, the FDIC required all members to prepay three years of estimated deposit insurance premiums. The Company’s assessment was $7,176,000. As of December 31, 2012 and 2011 the Company had $2,176,000 and $3,467,000 remaining in prepaid FDIC insurance, respectively.